NYSE

17010301

Received SEC

JUL 20 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-38159

July 20, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American Depositary Shares, each representing one Ordinary Share of British American Tobacco p.l.c., and Ordinary Shares, nominal value 25 pence per share of British American Tobacco p.l.c. (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,

Silvio Conte